REGULATORY CAPITAL (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SI Financial Group, Inc. [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier One Capital	$ 154,532	$ 150,915
Common Equity Tier One Capital Ratio	14.54%	15.08%
Common Equity Tier One Required for Capital Adequacy	$ 47,842	$ 45,028
Common Equity Tier One Required for Capital Adequacy Ratio	4.50%	4.50%
Common Equity Tier One Required to be Well Capitalized	$ 69,106	$ 65,041
Common Equity Tier One Required to be Well Capitalized Ratio	6.50%	6.50%
Tier One Capital to Risk Weighted Assets	$ 162,532	$ 158,915
Tier One Capital to Risk Weighted Assets Ratio	15.29%	15.88%
Tier One Capital to Risk Weighted Assets Required for Capital Adequacy	$ 63,790	$ 60,037
Tier One Capital to Risk Weighted Assets Required for Capital Adequacy Ratio	6.00%	6.00%
Tier One Capital to Risk Weighted Assets to be Well Capitalized	$ 85,053	$ 80,050
Tier One Capital Required to Risk Weighted Assets to be Well Capitalized Ratio	8.00%	8.00%
Total Capital to Risk Weighted Assets	$ 175,326	$ 171,187
Total Capital to Risk Weighted Assets Ratio	16.49%	17.11%
Total Capital to Risk Weighted Assets Required for Capital Adequacy	$ 85,053	$ 80,050
Total Capital to Risk Weighted Assets Required for Capital Adequacy Ratio	8.00%	8.00%
Total Capital to Risk Weighted Assets Required to be Well Capitalized	$ 106,316	$ 100,062
Total Capital to Risk Weighted Assets Required to be Well Capitalized Ratio	10.00%	10.00%
Tier One Capital to Average Assets	$ 162,532	$ 158,915
Tier One Capital to Average Assets Ratio	10.36%	10.50%
Tier One Capital to Average Assets Required for Capital Adequacy	$ 62,757	$ 60,562
Tier One Capital to Average Assets Required for Capital Adequacy Ratio	4.00%	4.00%
Tier One Capital to Average Assets Required to be Well Capitalized	$ 78,446	$ 75,702
Tier One Capital to Average Assets Required to be Well Capitalized Ratio	5.00%	5.00%
Savings Institute Bank and Trust Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Common Equity Tier One Capital	$ 146,509	$ 141,673
Common Equity Tier One Capital Ratio	13.81%	14.17%
Common Equity Tier One Required for Capital Adequacy	$ 47,740	$ 44,978
Common Equity Tier One Required for Capital Adequacy Ratio	4.50%	4.50%
Common Equity Tier One Required to be Well Capitalized	$ 68,958	$ 64,968
Common Equity Tier One Required to be Well Capitalized Ratio	6.50%	6.50%
Tier One Capital to Risk Weighted Assets	$ 146,509	$ 141,673
Tier One Capital to Risk Weighted Assets Ratio	13.81%	14.17%
Tier One Capital to Risk Weighted Assets Required for Capital Adequacy	$ 63,653	$ 59,970
Tier One Capital to Risk Weighted Assets Required for Capital Adequacy Ratio	6.00%	6.00%
Tier One Capital to Risk Weighted Assets to be Well Capitalized	$ 84,871	$ 79,960
Tier One Capital Required to Risk Weighted Assets to be Well Capitalized Ratio	8.00%	8.00%
Total Capital to Risk Weighted Assets	$ 159,303	$ 153,945
Total Capital to Risk Weighted Assets Ratio	15.02%	15.40%
Total Capital to Risk Weighted Assets Required for Capital Adequacy	$ 84,871	$ 79,960
Total Capital to Risk Weighted Assets Required for Capital Adequacy Ratio	8.00%	8.00%
Total Capital to Risk Weighted Assets Required to be Well Capitalized	$ 106,089	$ 99,950
Total Capital to Risk Weighted Assets Required to be Well Capitalized Ratio	10.00%	10.00%
Tier One Capital to Average Assets	$ 146,509	$ 141,673
Tier One Capital to Average Assets Ratio	9.40%	9.41%
Tier One Capital to Average Assets Required for Capital Adequacy	$ 62,348	$ 60,248
Tier One Capital to Average Assets Required for Capital Adequacy Ratio	4.00%	4.00%
Tier One Capital to Average Assets Required to be Well Capitalized	$ 77,934	$ 75,310
Tier One Capital to Average Assets Required to be Well Capitalized Ratio	5.00%	5.00%